United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2012
Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		May 3, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$83,506,263


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	13,325	153634	Sole		153634
Apple Computer Inc.	Com	037833100	3,456	5765	Sole		5765
ConocoPhillips	Com	20825C104	2,985	39272	Sole		39272
Mylan Inc.	Com	628530107	2,761	117750	Sole		117750
International Business Machine	Com	459200101	2,742	13141	Sole		13141
Intel Corporation	Com	458140100	2,738	97399	Sole		97399
Danaher Corp Del	Com	235851102	2,716	48501	Sole		48501
Cerner Corporation	Com	156782104	2,601	34147	Sole		34147
Lowes Companies Inc.	Com	548661107	2,543	81037	Sole		81037
JPMorgan Chase & Co.	Com	46625H100	2,530	55025	Sole		55025
CVS Caremark Corp	Com	126650100	2,408	53740	Sole		53740
Microsoft Corporation	Com	594918104	2,406	74581	Sole		74581
ANSYS Inc.	Com	03662Q105	2,368	36421	Sole		36421
Accenture Ltd.	Com	G1151C101	2,308	35784	Sole		35784
Procter & Gamble Co	Com	742718109	2,300	34214	Sole		34214
Novartis A G ADR	Com	66987V109	2,282	41189	Sole		41189
Google Inc.	Com	38259P508	2,280	3555	Sole		3555
Verizon Communications	Com	92343V104	2,089	54636	Sole		54636
McKesson Corp.	Com	58155Q103	2,007	22863	Sole		22863
Colgate Palmolive Co	Com	194162103	1,984	20292	Sole		20292
Fiserv Inc.	Com	337738108	1,966	28337	Sole		28337
Stericycle Inc.	Com	858912108	1,945	23254	Sole		23254
Scripps Networks Interactive I	Com	811065101	1,882	38656	Sole		38656
Apache Corp.	Com	037411105	1,780	17725	Sole		17725
Thermo Fisher Scientific Inc.	Com	883556102	1,763	31262	Sole		31262
Chevron Corporation	Com	166764100	1,663	15516	Sole		15516
Oracle Corporation	Com	68389X105	1,646	56446	Sole		56446
Public Svc Enterprise Group In	Com	744573106	1,526	49837	Sole		49837
Wal Mart Stores Inc.	Com	931142103	1,478	24145	Sole		24145
Travelers Companies, Inc.	Com	89417E109	1,456	24599	Sole		24599
BP PLC ADR	Com	055622104	1,277	28374	Sole		28374
Cliffs Natural Resources, Inc.	Com	18683K101	1,258	18167	Sole		18167
Freeport-McMoRan Copper & Gold	Com	35671D857	745	19581	Sole		19581
Lincoln Elec Hldgs Inc.	Com	533900106	673	14848	Sole		14848
1/100 Berkshire Htwy Cla	Com	084990175	488	400	Sole		400
General Elec Company	Com	369604103	371	18506	Sole		18506
Philip Morris International In	Com	718172109	292	3295	Sole		3295
America Movil S A De C V Spon	Com	02364W105	240	9650	Sole		9650
Automatic Data Processing Inc.	Com	053015103	230	4160	Sole		4160